Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee’s general practice is to approve annual equity awards in the early part of each year following the completion of its annual executive compensation review and the determination of performance goals and target compensation for our NEOs. On occasion, equity awards are granted outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. The Compensation Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor does the Company time disclosure of material non-public information for the purpose of impacting the value of executive compensation. In 2024, we did not grant stock options, stock appreciation rights, or similar option-like awards to our NEOs.

Award Timing Method	The Compensation Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor does the Company time disclosure of material non-public information for the purpose of impacting the value of executive compensation. In 2024, we did not grant stock options, stock appreciation rights, or similar option-like awards to our NEOs.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take into account material non-public information when determining the timing or terms of equity awards
MNPI Disclosure Timed for Compensation Value	false